WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 52.6%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,880,000	$3,886,401
AT&T Inc., Senior Notes	1.700%	3/25/26	630,000	637,959
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,260,000	2,257,629	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,566,365
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	1,710,000	1,851,392
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	310,000	312,918
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	762,000	876,685

Total Diversified Telecommunication Services				11,389,349

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	370,000	365,611
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,020,000	1,047,357	(b)

Total Interactive Media & Services				1,412,968

Media - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,700,000	2,814,912	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,095,000	1,122,952
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	460,000	497,788
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,680,000	3,015,267
Comcast Corp., Senior Notes	3.600%	3/1/24	1,380,000	1,480,441
Comcast Corp., Senior Notes	3.100%	4/1/25	950,000	1,016,791
Comcast Corp., Senior Notes	3.950%	10/15/25	1,870,000	2,075,326
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	75,679
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	269,133
Fox Corp., Senior Notes	4.030%	1/25/24	2,180,000	2,339,502
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	750,000	750,000

Total Media				15,457,791

Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,160,000	3,199,500
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	900,000	957,375
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	1,100,000	1,185,437

Total Wireless Telecommunication Services				5,342,312

TOTAL COMMUNICATION SERVICES				33,602,420

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 2.4%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	$2,240,000	$2,338,927
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	1,430,000	1,451,444	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,150,000	1,152,425	(a)
General Motors Co., Senior Notes	5.400%	10/2/23	600,000	654,546
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,143,880
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,340,000	1,401,530
Hyundai Capital America, Senior Notes	1.250%	9/18/23	1,770,000	1,785,653	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,180,000	2,268,233	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,420,000	3,425,025

Total Automobiles				15,621,663

Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	215,677
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,040,000	2,052,102
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,090,000	1,161,789
McDonald’s Corp., Senior Notes	2.625%	1/15/22	180,000	181,258
McDonald’s Corp., Senior Notes	3.300%	7/1/25	440,000	473,983
McDonald’s Corp., Senior Notes	1.450%	9/1/25	950,000	964,679
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	725,972
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	10,995
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	406,678	(a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	192,726	(a)

Total Hotels, Restaurants & Leisure				6,385,859

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	240,000	251,528

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	300,000	300,768
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,976,479
Amazon.com Inc., Senior Notes	0.800%	6/3/25	290,000	289,635

Total Internet & Direct Marketing Retail				2,566,882

Multiline Retail - 0.3%
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,371
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	1,230,000	1,289,661
Target Corp., Senior Notes	2.250%	4/15/25	710,000	740,900

Total Multiline Retail				2,040,932

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	3.250%	3/1/22	$690,000	$698,726
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,160,000	1,271,595

Total Specialty Retail				1,970,321

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	650,000	682,375

TOTAL CONSUMER DISCRETIONARY				29,519,560

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.2%
Kroger Co., Senior Notes	3.400%	4/15/22	780,000	786,940
Walmart Inc., Senior Notes	1.050%	9/17/26	590,000	590,172

Total Food & Staples Retailing				1,377,112

Food Products - 0.1%
Mondelez International Holdings
Netherlands BV, Senior Notes	2.125%	9/19/22	210,000	213,825	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	233,557

Total Food Products				447,382

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	32,319
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	330,000	334,554	(a)

Total Household Products				366,873

Tobacco - 0.8%
Altria Group Inc., Senior Notes	2.350%	5/6/25	960,000	995,733
Cargill Inc., Senior Notes	1.375%	7/23/23	150,000	152,813	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,570,000	1,590,324
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	230,000	242,759
Reynolds American Inc., Senior Notes	4.850%	9/15/23	1,900,000	2,057,119

Total Tobacco				5,038,748

TOTAL CONSUMER STAPLES				7,230,115

ENERGY - 9.3%
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., Senior Notes	2.773%	12/15/22	580,000	595,990
Duke Energy Carolinas LLC	3.350%	5/15/22	1,190,000	1,212,838
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	380,000	384,723	(a)

Total Energy Equipment & Services				2,193,551

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 9.0%
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	$690,000	$728,018
Chevron Corp., Senior Notes	1.554%	5/11/25	1,930,000	1,973,966
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	3,090,000	3,333,069
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,120,000	2,199,500
Continental Resources Inc., Senior Notes	3.800%	6/1/24	500,000	526,025
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,520,000	1,684,222	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,760,000	2,037,881
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	810,000	850,792
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,310,000	1,403,523
Energy Transfer LP, Senior Notes	4.250%	3/15/23	890,000	927,998
Energy Transfer LP, Senior Notes	4.500%	4/15/24	300,000	324,511
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	658,307
Energy Transfer LP, Senior Notes	2.900%	5/15/25	590,000	618,677
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	1,320,000	1,405,113
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,920,000	1,989,201
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	180,000	195,358
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,920,000	3,206,869
EOG Resources Inc., Senior Notes	2.625%	3/15/23	920,000	945,070
EQT Corp., Senior Notes	3.000%	10/1/22	970,000	988,284
EQT Corp., Senior Notes	3.125%	5/15/26	560,000	574,767	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	455,118
EQT Corp., Senior Notes	5.000%	1/15/29	1,150,000	1,296,280
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	890,000	907,486
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,530,000	1,632,743
Kinder Morgan Energy Partners LP, Senior Notes	3.450%	2/15/23	1,160,000	1,199,953
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,150,000	1,251,483
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,570,000	1,734,672
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,600,000	1,777,197	(a)
MPLX LP, Senior Notes	4.500%	7/15/23	930,000	984,888
MPLX LP, Senior Notes	4.000%	2/15/25	2,910,000	3,161,314
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	2,197,730
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	130,137

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	$150,000	$167,648
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,010,000	1,041,562	(a)
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,230,000	1,231,569
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	1,190,000	1,189,067
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,340,000	1,323,442
Pioneer Natural Resources Co., Senior Notes	4.450%	1/15/26	490,000	547,059
Qatar Petroleum, Senior Notes	1.375%	9/12/26	1,470,000	1,460,974	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	551,484	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	1,830,000	1,973,205
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,320,000	1,646,526
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	560,000	569,229
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,650,000	1,743,159
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	179,982
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	40,000	40,008	(c)
Williams Cos. Inc., Senior Notes	3.600%	3/15/22	370,000	373,369
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	1,150,000	1,232,408
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	460,000	493,993

Total Oil, Gas & Consumable Fuels				59,064,836

TOTAL ENERGY				61,258,387

FINANCIALS - 21.7%
Banks - 15.2%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	414,346
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	210,082
Banco Santander SA, Senior Notes	2.746%	5/28/25	2,200,000	2,308,580
Bank of America Corp., Senior Notes
(1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,660,000	4,660,585	(c)
Bank of America Corp., Senior Notes
(1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	1,540,000	1,563,260	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	840,000	893,882	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	$3,840,000	$4,003,959	(c)
Bank of Montreal, Senior Notes	3.300%	2/5/24	690,000	733,867
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,564,061
Bank of Montreal, Senior Notes	1.850%	5/1/25	910,000	936,734
Bank of Nova Scotia, Senior Notes	0.800%	6/15/23	1,300,000	1,308,734
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,310,000	1,319,409
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	642,952
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	460,000	463,665
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	244,000	261,620
Barclays PLC, Senior Notes (4.610% to 2/15/22 then 3 mo. USD LIBOR + 1.400%)	4.610%	2/15/23	1,200,000	1,218,408	(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	1,610,000	1,678,582	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	1,150,000	1,226,616	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	205,356	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	780,000	844,676	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	508,622	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	2,720,000	2,743,358
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000	590,625	(c)(d)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	4,260,000	4,344,196	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	3,090,000	3,281,881	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	1,380,000	1,527,069
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,430,000	1,549,973
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	1,670,000	1,668,771	(a)(c)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	1,630,000	1,607,602	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	630,000	637,602	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,220,000	1,339,217	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	280,000	282,852	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	230,000	245,448

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	$1,990,000	$1,986,993	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,160,000	1,237,676	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,730,000	1,766,807	(a)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	454,239	(a)
JPMorgan Chase & Co., Senior Notes (0.697% to 3/16/23 then SOFR + 0.580%)	0.697%	3/16/24	2,770,000	2,778,632	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	6,490,000	6,677,796	(c)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	920,000	972,027	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	730,000	782,028	(c)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	1,410,000	1,410,187	(c)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	690,000	734,845
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	370,000	397,883
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	1,920,000	2,070,680	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	2,240,000	2,268,733
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	643,968
Mitsubishi UFJ Financial Group Inc., Senior Notes (0.848% to 9/15/23 then 1 year Treasury Constant Maturity Rate + 0.680%)	0.848%	9/15/24	310,000	311,455	(c)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	1,160,000	1,164,156	(c)
NatWest Group PLC, Senior Notes (3.498% to 5/15/22 then 3 mo. USD LIBOR + 1.480%)	3.498%	5/15/23	910,000	926,663	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,500,000	1,619,077	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	290,000	293,235	(a)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	1,048,542	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	900,000	957,025
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	710,000	723,896

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	$690,000	$691,593
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	0.410%	7/29/24	1,200,000	1,203,244	(c)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	330,000	332,857
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	508,498
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	0.926%	10/16/23	1,290,000	1,308,130	(c)
Toronto-Dominion Bank, Senior Notes	0.300%	6/2/23	2,080,000	2,077,867
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	1,150,000	1,157,094
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,460,000	1,483,761	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	1,790,000	1,903,070
US Bancorp, Senior Notes	1.450%	5/12/25	570,000	579,355
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,770,000	4,031,186
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	2,080,000	2,121,252	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,750,000	4,904,455	(c)

Total Banks				100,315,495

Capital Markets - 4.9%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	2,490,000	2,595,150
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	90,000	92,034
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,979,800
Credit Suisse AG, Senior Notes	1.000%	5/5/23	940,000	948,919
Credit Suisse AG, Senior Notes	0.520%	8/9/23	250,000	250,328
Credit Suisse AG, Senior Notes	3.625%	9/9/24	360,000	388,184
Credit Suisse AG, Senior Notes	2.950%	4/9/25	400,000	424,167
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	630,000	642,086	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,110,000	1,151,024	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	370,000	383,428
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	5,380,000	5,734,259
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	720,000	774,317
Goldman Sachs Group Inc., Senior Notes (2.905% to 7/24/22 then 3 mo. USD LIBOR + 0.990%)	2.905%	7/24/23	1,020,000	1,039,788	(c)

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. USD LIBOR + 1.201%)	3.272%	9/29/25	$2,380,000	$2,542,308	(c)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/1/21	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	3.700%	10/23/24	1,390,000	1,508,341
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	4,260,000	4,263,949	(c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	3,820,000	3,945,633	(c)
UBS AG, Senior Notes	1.750%	4/21/22	280,000	282,027	(a)
UBS AG, Senior Notes	0.375%	6/1/23	1,790,000	1,788,318	(a)
UBS AG, Senior Notes	0.700%	8/9/24	500,000	499,531	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	1,038,961	(a)

Total Capital Markets				32,272,552

Consumer Finance - 0.6%
American Express Co., Senior Notes	3.400%	2/22/24	920,000	979,345
American Express Co., Senior Notes	2.500%	7/30/24	460,000	483,703
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,630,000	2,625,693

Total Consumer Finance				4,088,741

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	840,000	907,784
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	470,000	491,657
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,050,000	1,064,894	(a)
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	650,000	640,964	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	339,229	(a)

Total Diversified Financial Services				3,444,528

Insurance - 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	90,000	94,277
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,606,291	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	$460,000	$464,073	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	320,000	323,180	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	810,000	808,170	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	60,132	(a)

Total Insurance				3,356,123

TOTAL FINANCIALS				143,477,439

HEALTH CARE - 4.5%
Biotechnology - 1.2%
AbbVie Inc., Senior Notes	2.300%	11/21/22	2,040,000	2,082,449
AbbVie Inc., Senior Notes	3.750%	11/14/23	2,930,000	3,122,430
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,150,000	1,209,302
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	600,000	600,031
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	690,000	737,452

Total Biotechnology				7,751,664

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	440,000	467,987
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.148%	6/6/22	510,000	513,257	(c)

Total Health Care Equipment & Supplies				981,244

Health Care Providers & Services - 2.3%
Aetna Inc., Senior Notes	2.750%	11/15/22	1,110,000	1,132,785
Anthem Inc., Senior Notes	3.300%	1/15/23	930,000	963,816
Cigna Corp., Senior Notes	3.750%	7/15/23	1,674,000	1,769,925
Cigna Corp., Senior Notes	4.125%	11/15/25	930,000	1,033,831
CVS Health Corp., Senior Notes	3.700%	3/9/23	472,000	492,994
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,940,000	3,088,132
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,190,000	1,278,408
Humana Inc., Senior Notes	0.650%	8/3/23	2,520,000	2,521,773
Humana Inc., Senior Notes	4.500%	4/1/25	370,000	411,069
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	20,000	20,454
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	50,000	52,641
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,090,000	1,090,140
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	481,927

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	$420,000	$462,872
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	352,413

Total Health Care Providers & Services				15,153,180

Pharmaceuticals - 0.9%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,030,000	3,034,408
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	301,000	319,708
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	450,000	496,407
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	320,000	324,272
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	60,000	60,233
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,560,000	1,552,652

Total Pharmaceuticals				5,787,680

TOTAL HEALTH CARE				29,673,768

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,170,000	1,258,968	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	2,620,000	2,624,062
Boeing Co., Senior Notes	4.875%	5/1/25	1,730,000	1,926,158
Boeing Co., Senior Notes	2.196%	2/4/26	890,000	896,760
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,190,000	1,277,711
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	700,000	737,724

Total Aerospace & Defense				8,721,383

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	1,037,193
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	880,000	1,026,636	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	1,070,000	1,139,358
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	604,040	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	980,000	1,000,519

Total Airlines				4,807,746

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.242%	2/15/25	440,000	456,006

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	481,860

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.250%	2/14/24	1,910,000	2,027,917

Machinery - 0.3%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	1,830,000	1,825,412

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	4.163%	7/15/22	$770,000	$786,120

Trading Companies & Distributors - 0.5%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,160,000	1,152,993
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,590,000	2,582,313

Total Trading Companies & Distributors				3,735,306

TOTAL INDUSTRIALS				22,841,750

INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	810,000	859,450
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	870,000	884,718
Visa Inc., Senior Notes	3.150%	12/14/25	460,000	499,047

Total IT Services				2,243,215

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	650,000	690,319
Broadcom Inc., Senior Notes	4.700%	4/15/25	360,000	401,222
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	245,923
Intel Corp., Senior Notes	3.700%	7/29/25	1,160,000	1,270,154
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	1,040,000	1,099,465
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	50,000	49,954	(a)
Micron Technology Inc., Senior Notes	2.497%	4/24/23	150,000	154,579
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	48,073	(a)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	460,000	468,289

Total Semiconductors & Semiconductor Equipment				4,427,978

Software - 0.4%
Microsoft Corp., Senior Notes	2.400%	2/6/22	1,530,000	1,538,625
Oracle Corp., Senior Notes	2.400%	9/15/23	930,000	962,491

Total Software				2,501,116

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	1,570,000	1,581,935

TOTAL INFORMATION TECHNOLOGY				10,754,244

MATERIALS - 0.8%
Chemicals - 0.1%
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	320,925	(a)

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 0.5%
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	$560,000	$582,086	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	190,000	194,560	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	980,000	1,036,605	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	850,000	910,841	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	651,000	868,271

Total Metals & Mining				3,592,363

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	990,000	1,147,905	(a)

TOTAL MATERIALS				5,061,193

UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	1,106,000	1,120,488
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	460,000	479,035
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	690,000	688,967
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	960,000	965,434	(b)
Southern California Edison Co., Secured Bonds	0.975%	8/1/24	880,000	882,693

TOTAL UTILITIES				4,136,617

TOTAL CORPORATE BONDS & NOTES (Cost - $349,558,206)				347,555,493

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.5%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	994,910

U.S. Government Obligations - 17.3%
U.S. Treasury Notes	0.125%	8/31/22	12,090,000	12,093,386
U.S. Treasury Notes	0.125%	5/31/23	76,230,000	76,113,868
U.S. Treasury Notes	0.250%	6/15/24	16,440,000	16,350,094
U.S. Treasury Notes	0.375%	9/15/24	5,310,000	5,287,599
U.S. Treasury Notes	0.250%	6/30/25	20,000	19,648
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,459,071

Total U.S. Government Obligations				114,323,666

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $115,406,463)				115,318,576

ASSET-BACKED SECURITIES - 11.6%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	1.211%	5/25/32	28,119	27,998	(c)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	0.766%	4/25/33	553,491	543,168	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	0.911%	8/25/33	$15,198	$15,215	(c)
ABPCI Direct Lending Fund CLO X LP, 2020- 10A A1A (3 mo. USD LIBOR + 1.950%)	2.084%	1/20/32	480,000	480,885	(a)(c)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.214%	10/21/28	1,263,924	1,265,509	(a)(c)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.524%	1/19/33	250,000	250,687	(a)(c)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	1.155%	8/15/34	1,320,000	1,324,620	(a)(c)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.021%	8/5/27	231,827	231,802	(a)(c)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.086%	1/15/28	1,142,789	1,144,216	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	965,330	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,230,107	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	978,896	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.331%	11/20/30	490,000	490,327	(a)(c)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	1.175%	4/24/29	1,150,000	1,150,675	(a)(c)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.181%	11/20/28	316,084	316,446	(a)(c)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.206%	7/15/31	320,000	320,400	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.486%	7/25/36	750,000	731,321	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.104%	4/17/31	667,969	668,804	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.179%	7/27/31	376,896	377,273	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.132%	7/28/28	748,531	749,466	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.184%	7/20/31	1,250,000	1,251,859	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.384%	7/20/30	350,000	350,485	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	$1,180,000	$1,180,868	(a)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.976%	10/15/31	320,000	319,920	(a)(c)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.144%	7/15/33	840,000	839,882	(a)(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,022	1,876	(c)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.016%	12/25/35	104,158	104,271	(c)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.304%	2/15/29	689,348	658,067	(c)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.166%	4/15/34	250,000	250,072	(a)(c)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	692,004	689,778	(a)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	1.331%	11/22/31	450,000	450,806	(a)(c)
GCI Funding I LLC, 2021-1 A	2.380%	6/18/46	672,367	677,668	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.217%	7/20/34	2,590,000	2,593,736	(a)(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.240%	10/29/29	335,000	335,167	(a)(c)
Golub Capital Partners CLO 47M Ltd., 2020- 47A A1 (3 mo. USD LIBOR + 1.680%)	1.801%	5/5/32	1,080,000	1,081,145	(a)(c)
Golub Capital Partners CLO 54M LP, 2021- 54A A (3 mo. USD LIBOR + 1.530%)	1.651%	8/5/33	1,980,000	1,980,121	(a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	740,000	735,858	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.022%	12/20/29	940,000	937,754	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.136%	4/15/31	500,000	500,625	(a)(c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.104%	7/15/39	1,030,000	1,031,550	(a)(c)
Greywolf CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	1.755%	4/26/31	650,000	650,320	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.394%	1/20/30	1,320,000	1,321,648	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.205%	7/25/27	$32,567	$32,583	(a)(c)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.484%	1/20/33	500,000	501,250	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	370,000	371,036	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,255,825	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	1.100%	9/19/26	1,320,000	1,324,620	(a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.031%	12/25/35	380,000	379,290	(c)
Jamestown CLO X Ltd., 2017-10A A1R (3 mo. USD LIBOR + 1.030%)	1.164%	7/17/29	1,420,000	1,420,711	(a)(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. USD LIBOR + 0.300%)	0.386%	1/25/37	420,000	412,771	(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.126%	4/15/31	460,000	460,096	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.206%	7/16/31	420,000	420,210	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.366%	7/15/27	132,806	132,906	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	295,366	296,870	(a)
Madison Park Funding X Ltd., 2012-10A AR3 (3 mo. USD LIBOR + 1.010%)	1.144%	1/20/29	707,772	707,949	(a)(c)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.254%	10/18/31	730,000	730,896	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.346%	6/25/46	52,221	51,093	(a)(c)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	920,000	914,511	(a)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.175%	10/18/36	1,060,000	1,062,982	(a)(c)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.181%	2/20/31	1,300,000	1,299,731	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.734%	10/20/30	250,000	250,429	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.386%	3/25/66	1,940,000	2,019,894	(a)(c)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.686%	12/26/69	925,691	933,222	(a)(c)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	0.736%	11/25/52	$357,191	$359,897	(a)(c)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	910,413	910,546	(a)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	1.154%	4/19/30	500,000	500,128	(a)(c)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	1.264%	10/19/31	250,000	250,163	(a)(c)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	1.996%	10/15/29	1,270,000	1,270,000	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	1.205%	4/26/31	970,000	971,212	(a)(c)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.456%	10/15/32	740,000	740,716	(a)(c)
Octagon Investment Partners 47 Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	1.294%	7/20/34	750,000	751,659	(a)(c)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.125%	2/14/31	260,000	260,182	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.171%	5/23/31	240,000	239,905	(a)(c)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.465%	11/15/32	250,000	250,129	(a)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1, Step bond	5.866%	1/25/37	508,998	506,821
Option One Mortgage Loan Trust, 2007- FXD1 2A1, Step bond	5.866%	1/25/37	462,928	462,298
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.931%	5/20/31	720,000	721,151	(a)(c)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.179%	4/30/27	349,942	350,282	(a)(c)
Parliament Funding II ltd, 2020-1A A (3 mo. USD LIBOR + 2.450%)	2.584%	8/12/30	1,000,000	1,001,964	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.214%	4/20/34	350,000	350,090	(a)(c)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	1.975%	6/22/30	690,000	688,447	(a)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.061%	12/25/33	22,210	22,253	(c)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.326%	10/25/46	440,000	407,318	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.176%	7/15/28	$218,016	$218,027	(a)(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	0.426%	12/15/38	1,421,825	1,402,599	(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.406%	6/15/39	967,908	952,180	(c)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.866%	3/15/33	47,948	47,337	(a)(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.786%	12/17/68	920,000	922,455	(a)(c)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	0.295%	1/25/40	1,640,000	1,605,979	(c)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	908,877	925,310	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	610,000	609,750	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	970,000	985,527	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	89,025	94,041	(a)
Structured Asset Securities Corp., 2004-SC1 A	7.988%	12/25/29	6,823	6,751	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	0.656%	10/25/36	568,452	565,426	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.728%	5/25/31	572,487	548,842	(a)(c)
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	1.730%	7/23/33	1,040,000	1,039,997	(a)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.779%	10/13/29	350,000	349,425	(a)(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.384%	11/25/60	900,000	931,352	(a)(c)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	927,808	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.834%	10/20/28	800,000	800,000	(c)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.425%	10/25/32	520,000	520,210	(a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	926,191	931,041	(a)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.016%	4/15/29	655,934	657,267	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.276%	10/15/31	350,000	350,437	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	1.166%	1/15/32	$820,000	$820,046	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	0.641%	5/25/36	1,340,000	1,254,093	(c)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.231%	7/24/32	1,350,000	1,352,835	(a)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.616%	7/15/32	300,000	301,046	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $75,776,779)				76,320,438

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 9.4%
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	0.706%	11/25/35	77,298	75,734	(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.180%	7/17/26	990,000	990,000	(a)(c)(f)(k)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.251%	9/29/36	7,866	7,870	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	3.384%	9/25/32	40,573	40,003	(c)
Banc of America Mortgage Trust, 2003-C B1	2.372%	4/25/33	69,586	16,344	(c)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	0.406%	1/25/47	96,171	90,909	(c)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	1.800%	9/25/38	990,000	993,291	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX F (1 mo. USD LIBOR + 4.250%)	4.334%	11/15/32	646,185	652,750	(a)(c)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	728,563	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	1,050,412	(c)
CF Trust, 2019-MF1 E (1 mo. USD LIBOR + 2.200%)	3.200%	8/21/32	1,000,000	998,049	(a)(c)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	1,270,000	1,206,830	(a)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	2.404%	2/25/37	9,512	9,596	(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.386%	8/25/35	1,727	1,733	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.666%	10/25/35	16,146	16,357	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.286%	1/25/36	3,902	3,703	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	$330,000	$341,556	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	1,016,931
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	2.605%	3/25/37	42,007	41,366	(c)
Commercial Mortgage Trust, 2010-C1 C	5.850%	7/10/46	45,637	45,988	(a)(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.506%	7/25/36	118,453	112,079	(a)(c)
CSMC Trust, 2014-11R 15A2	2.837%	1/27/36	789,201	793,586	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,835,529	(a)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	1,350,000	1,377,106	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.833%	7/25/47	452,891	460,865	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	0.587%	2/19/45	17,223	17,171	(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	683,615	684,884	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	78,010	86,550
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.434%	11/15/40	40,993	41,047	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.386%	1/25/50	230,000	230,339	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.936%	2/25/50	345,482	348,566	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.050%	12/25/50	390,000	393,549	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.850%	1/25/51	230,000	230,951	(a)(c)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	$710,000	$743,682	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	910,000	954,934	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	995,622	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.536%	10/25/29	1,090,000	1,130,971	(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.986%	11/25/24	194,000	201,439	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.086%	10/25/29	1,270,488	1,307,031	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.086%	5/25/30	370,000	386,765	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.336%	7/25/30	795,314	806,524	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.336%	1/25/31	190,000	200,476	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.186%	10/25/39	283,310	284,923	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.136%	1/25/40	282,643	284,431	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	218,846	232,701
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	48,385	50,730
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	85,593	85,942	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	44,460	54,663	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.768%	2/20/60	$37,700	$37,892	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.638%	3/20/60	333,329	334,918	(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	1.088%	5/20/60	433,280	440,425	(c)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	0.420%	10/20/60	840,737	841,265	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.440%	8/20/58	756,808	757,530	(c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.540%	11/20/60	1,010,636	1,013,978	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.590%	1/20/61	88,047	88,428	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.590%	12/20/60	111,800	112,341	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.540%	2/20/61	165,336	165,898	(c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.590%	2/20/61	140,151	140,616	(c)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	0.560%	8/20/61	446,490	447,990	(c)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	0.590%	7/20/62	2,799,367	2,812,849	(c)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.620%	10/20/62	114,898	116,452	(c)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.610%	10/20/62	125,744	126,284	(c)

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	0.430%	12/20/62	$1,441,408	$1,442,457	(c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.490%	3/20/63	436,266	437,112	(c)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	0.560%	6/20/63	145,503	145,949	(c)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	0.560%	6/20/63	57,699	57,887	(c)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	0.560%	5/20/63	55,344	55,528	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	6,023	6,046
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	0.430%	4/20/70	3,045,403	3,053,995	(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	1.050%	10/15/36	990,000	990,990	(a)(c)(k)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.834%	5/15/38	1,000,000	999,270	(a)(c)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	690,000	738,290	(a)(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.586%	5/25/37	55,796	56,034	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.626%	11/25/36	766,550	657,616	(c)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. USD LIBOR + 0.720%)	0.806%	1/25/35	49,843	43,904	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	981,402
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	1,408,546	1,429,141	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.585%	1/16/37	16,072	16,044	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.085%	1/16/37	1,173,000	1,145,364	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	$1,350,000	$1,325,159	(a)(c)
JPMorgan Resecuritization Trust Series, 2009-10 7A2	4.335%	2/26/37	1,667,829	982,385	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	0.306%	12/25/36	20,114	20,713	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	9,135	7,862	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.000%)	4.084%	11/15/36	625,000	624,542	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.262%	2/25/34	8,299	8,594	(c)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2003-A2 2M1	1.858%	3/25/33	57,844	50,237	(c)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	2.262%	2/25/34	353,349	365,905	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	260,000	278,360
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.934%	11/15/34	309,551	309,205	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.025%	12/15/51	24,766,728	1,278,409	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.484%	5/15/36	670,000	664,532	(a)(c)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.834%	2/16/22	679,999	680,420	(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	970,000	1,006,216	(a)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	367,336	415,885	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	196,335	209,529	(a)(c)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	715,921	754,010	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.584%	10/15/36	1,320,000	1,309,051	(a)(c)(k)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.750%	12/27/33	1,000,000	1,002,356	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	4,432	2,657
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.636%	5/25/37	608,347	477,206	(c)

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.864%	6/20/33	$111,383	$110,385	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.484%	5/15/38	920,000	928,142	(a)(c)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.524%	1/21/70	134,400	134,563	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.618%	3/25/34	72,446	73,304	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.574%	3/25/35	89,759	80,622	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	2.525%	6/25/35	15,614	15,054	(c)
Structured Asset Securities Corp., 2005-RF3 2A	3.466%	6/25/35	140,387	134,199	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	263,166	302,156	(c)
STWD Trust, 2021-FLWR E (1 mo. USD LIBOR + 1.924%)	2.008%	7/15/36	2,200,000	2,203,564	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%)	2.233%	11/11/34	793,879	793,265	(a)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	0.766%	6/25/44	429,002	423,191	(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,455,397
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	807,000	824,409	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.178%	8/20/35	4,422	4,536	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	2.577%	6/25/33	18,764	19,272	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	2.865%	4/25/35	13,896	14,130	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	0.906%	12/25/45	27,941	28,261	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	1.763%	10/25/46	453,909	446,992	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $61,112,665)				62,119,611

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 2.9%
FHLMC - 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	$100,943	$108,927
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	2,230,910	2,373,771	(k)
Federal Home Loan Mortgage Corp. (FHLMC)	1.787%	8/1/51	5,200,000	5,321,785	(c)(k)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	21,350	21,944
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	35,837	41,295
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	87,653	91,897
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.745%	6/1/43	144,968	151,736	(c)

Total FHLMC				8,111,355

FNMA - 0.8%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	81,377	87,885
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	33	37
Federal National Mortgage Association (FNMA)	3.000%	12/1/37	49,404	51,924
Federal National Mortgage Association (FNMA)	3.000%	4/1/38-3/1/40	3,253,085	3,438,659	(k)
Federal National Mortgage Association (FNMA)	2.500%	10/1/40	380,016	397,424
Federal National Mortgage Association (FNMA)	2.000%	10/1/51-11/1/51	400,000	400,930	(l)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51	100,000	103,113	(l)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	477,801	536,798
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.448%	9/1/37	387,441	411,638	(c)

Total FNMA				5,428,408

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 0.8%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	$5,135	$5,756
Government National Mortgage Association (GNMA)	6.500%	8/15/34	88,706	101,861
Government National Mortgage Association (GNMA)	7.000%	3/15/36	24,385	28,650
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	247,672	262,539
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	250,631	268,657
Government National Mortgage Association (GNMA)	0.000%	12/20/70	3,200,000	3,202,500	(f)(l)
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	164,564	173,931
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	21,225	22,749
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-1/20/49	365,376	391,124
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	171,160	178,149
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.106%)	1.203%	7/20/60	23,223	23,839	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.058%)	2.153%	8/20/60	394,161	418,514	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.230%)	1.320%	7/20/60	62,095	63,830	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	1.510%	2/20/60	309,877	319,457	(c)

Total GNMA				5,461,556

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,901,674)				19,001,319

SOVEREIGN BONDS - 0.8%
Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	730,000	809,126	(a)

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	990,000	1,042,602	(b)

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	1,220,000	1,431,632	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$830,000	$848,645	(a)
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	540,000	542,152	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	840,000	872,412	(a)

Total United Arab Emirates				2,263,209

TOTAL SOVEREIGN BONDS (Cost - $5,228,968)				5,546,569

CONVERTIBLE BONDS & NOTES - 0.0%††
HEALTH CARE - 0.0%††
Pharmaceuticals - 0.0%††
Dermira Inc., Senior Notes (Cost - $181,151)	3.000%	5/15/22	180,000	182,475

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $626,165,906)				626,044,481

			SHARES
SHORT-TERM INVESTMENTS - 7.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $48,289,124)	0.010%		48,289,124	48,289,124	(m)

TOTAL INVESTMENTS - 102.1% (Cost - $674,455,030)				674,333,605
Liabilities in Excess of Other Assets - (2.1)%				(13,839,656)

TOTAL NET ASSETS - 100.0%				$660,493,949

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on this security is currently in default as of September 30, 2021.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2021.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $3,709,487.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $48,289,124 and the cost was $48,289,124 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	29

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Eurodollar 2-Year Mid Curve Futures, Call	10/15/21	$99.00	52	$130,000	$(1,625)
Eurodollar 2-Year Mid Curve Futures, Call	11/12/21	99.00	57	142,500	(5,700)
Eurodollar 2-Year Mid Curve Futures, Put	11/12/21	99.00	57	142,500	(26,363)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	122.50	59	59,000	(11,984)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $55,707)					$(45,672)

†	Notional amount denominated in U.S. dollar unless otherwise noted.

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	102	6/23	$25,306,914	$25,299,825	$(7,089)
90-Day Eurodollar	404	12/23	99,873,936	99,843,550	(30,386)
U.S. Treasury 2-Year Notes	111	12/21	24,454,879	24,426,070	(28,809)
U.S. Treasury 5-Year Notes	15	12/21	1,854,050	1,841,133	(12,917)

					(79,201)

Contracts to Sell:
90-Day Eurodollar	123	12/21	30,678,329	30,697,725	(19,396)
U.S. Treasury 10-Year Notes	173	12/21	23,116,002	22,768,423	347,579
U.S. Treasury Long-Term Bonds	21	12/21	3,411,878	3,343,594	68,284
U.S. Treasury Ultra Long- Term Bonds	6	12/21	1,177,490	1,146,375	31,115

					427,582

Net unrealized appreciation on open futures contracts					$348,381

See Notes to Schedule of Investments.

30	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$44,336,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	$—	$(98,653)
	16,578,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	(199,789)	227,462
	4,999,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	7,487	(35,555)

Total	$65,913,000				$(192,302)	$93,254

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$2,643,000	12/20/26	1.000% quarterly	$62,560	$64,013	$(1,453)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	31

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

32

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

33

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$143,477,439	$0	*	$143,477,439
Other Corporate Bonds & Notes	—	204,078,054	—		204,078,054
U.S. Government & Agency Obligations	—	115,318,576	—		115,318,576
Asset-Backed Securities	—	76,320,438	—		76,320,438
Collateralized Mortgage Obligations	—	62,119,611	—		62,119,611
Mortgage-Backed Securities	—	19,001,319	—		19,001,319
Sovereign Bonds	—	5,546,569	—		5,546,569
Convertible Bonds & Notes	—	182,475	—		182,475

Total Long-Term Investments	—	626,044,481	0	*	626,044,481

Short-Term Investments†	$48,289,124	—	—		48,289,124

Total Investments	$48,289,124	$626,044,481	$0	*	$674,333,605

Other Financial Instruments:
Futures Contracts††	$446,978	—	—		$446,978
Centrally Cleared Interest Rate Swaps††	—	$227,462	—		227,462

Total Other Financial Instruments	$446,978	$227,462	—		$674,440

Total	$48,736,102	$626,271,943	—		$675,008,045

34

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$45,672	—	—	$45,672
Futures Contracts††	98,597	—	—	98,597
Centrally Cleared Interest Rate Swaps††	—	$134,208	—	134,208
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,453	—	1,453

Total	$144,269	$135,661	—	$279,930

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$95,296,683	$601,862,675	601,862,675	$648,870,234	648,870,234	—	$7,495	—	$48,289,124

35